ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,295,987	$ 1,042,260
Net cash used in operations	1,318,996	601,762
Accumulated deficit	227,929,508		$ 225,633,521
Stockholders' equity	3,189,238	$ 1,585,188	$ 3,284,451	$ 2,208,328
Working capital deficit	1,673,867
Cash on hand	$ 331,360